CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income	$ 1,203	$ 1,021	$ 1,220	$ 928	$ 799	$ 1,071	$ 957	$ 726	$ 570	$ 2,241	$ 1,727	$ 3,968	$ 3,324	$ 1,854
Other comprehensive income (loss):
Unrealized loss during the period on available-for-sale securities, net of tax benefit of $1,617 and $2, for the six months ended June 30. 2013 and June 30, 2012 and $1,492 and $394 for the three months ended June 30, 2013 and June 30, 2012, respectively	(2,896)			(742)						(3,140)	(4)	914	3,751	(1,065)
Less: Reclassification adjustment for (gain) loss included in net income, net of tax (expense) benefit of $50 and ($9) for the six months ended June 30, 2013 and June 30, 2012 and $45 and ($13) for the three months ended June 30, 2013 and June 30, 2012 , respectively	(88)			25						(98)	18	(17)	(374)	(537)
Reclassification adjustment for other-than-temporary-impairment on securities net of tax benefit of $0 and $68 for the six months ended June 30, 2013 and June 30, 2012, respectively											132	132	193	1,014
Other comprehensive income (loss)	(2,984)			(717)						(3,238)	146	1,029	3,570	(588)
Comprehensive income (loss)	$ (1,781)			$ 211						$ (997)	$ 1,873	$ 4,997	$ 6,894	$ 1,266